CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2018	[1]	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Net loss	$ (1,515)	[2]	$ (1,729)	$ (5,301)	$ (14,403)
Other comprehensive income (loss) items that will not be carried to the statements of operations
Actuarial gains (losses) of defined benefit plan, net of tax			166	(112)	(107)
Total other comprehensive income (loss) for the year that will not be carried to the statements of operations, net of tax			166	(112)	(107)
Other comprehensive loss items that after initial recognition in comprehensive loss, were or will be carried to the statement of operations:
Net change in fair value of marketable securities available-for-sale, net of tax	(113)			158	9
Net change in fair value of marketable securities through other comprehensive income (loss), net of tax that was transferred to the statements of operations			(113)
Total other comprehensive loss items that after initial recognition in comprehensive loss, were or will be carried to the statement of operations, net of tax	(113)		(113)	158	9
Other total comprehensive loss	(113)		53	46	(98)
Total comprehensive loss	$ (1,628)		$ (1,676)	$ (5,255)	$ (14,501)

[1]	*See Note 2c regarding initial application of IFRS 16, Leases. According to the transitional method that was chosen, comparative data was not restated.
[2]	* See Note 2c regarding initial application of IFRS 16, Leases. According to the transitional method that was chosen, comparative data was not restated.** Reclassified.